Prepaid expenses - Summary of Prepaid Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments [Line Items]
Personnel		$ 1,322	$ 1,322
Suppliers	[1]	6,245	6,245
Other		687	687
Total		8,254	5,513
Current		7,911	2,379
Non-Current		$ 343	$ 3,134

[1]	Refers mainly to advances payment to hosting, software suppliers, and to marketing events that will occur in 2022 postponed due to the COVID outbreak.